Financial Risk Management - Summary of Sensitivity Analysis of the Company Financial Assets and Liabilities (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets		$ 483,751
Financial liabilities	$ 1,808,751	(382,971)	$ 1,894,474	$ 2,734,704
Net asset position		122,320
Accounts payable [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial liabilities	2,743,873	(68,524)	2,696,573	3,321,865
Bank loans [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial liabilities		(314,447)
Cash and Cash Equivalents [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	10,055,211	21,540	12,371,464	13,332,877
Trade Accounts Receivables net [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	2,251,229	$ 505,291	$ 2,368,342	$ 1,720,475
Peso amounts at exchange rate of Ps.16.8935 [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	8,172,243
Financial liabilities	(6,469,710)
Net asset position	2,066,415
Peso amounts at exchange rate of Ps.16.8935 [Member] | Accounts payable [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial liabilities	(1,157,602)
Peso amounts at exchange rate of Ps.16.8935 [Member] | Bank loans [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial liabilities	(5,312,108)
Peso amounts at exchange rate of Ps.16.8935 [Member] | Cash and Cash Equivalents [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	363,882
Peso amounts at exchange rate of Ps.16.8935 [Member] | Trade Accounts Receivables net [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	8,536,125
Exchange rate would depreciate 10% [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	7,429,311
Financial liabilities	(5,881,555)
Net asset position	1,878,558
Exchange rate would depreciate 10% [Member] | Accounts payable [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial liabilities	(1,052,366)
Exchange rate would depreciate 10% [Member] | Bank loans [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial liabilities	(4,829,189)
Exchange rate would depreciate 10% [Member] | Cash and Cash Equivalents [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	330,802
Exchange rate would depreciate 10% [Member] | Trade Accounts Receivables net [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	7,760,113
Exchange rate would appreciate 10% [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	8,989,466
Financial liabilities	(7,116,681)
Net asset position	2,273,056
Exchange rate would appreciate 10% [Member] | Accounts payable [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial liabilities	(1,273,363)
Exchange rate would appreciate 10% [Member] | Bank loans [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial liabilities	(5,843,318)
Exchange rate would appreciate 10% [Member] | Cash and Cash Equivalents [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	400,271
Exchange rate would appreciate 10% [Member] | Trade Accounts Receivables net [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	$ 9,389,737